Property, equipment, and right of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Property and equipment
Property, plant and equipment at beginning of period	$ 16,667	$ 14,723
Property, plant and equipment at end of period	23,506	16,667
Payment made in cash to acquire rental equipment	5,046	91
Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	32,298	31,411
Transfers from inventory	14,988	7,676
Additions	4,052	2,183
Acquisitions	4,625	3,768
Disposals	(10,912)	(15,343)
Property, plant and equipment at end of period	45,051	32,298
Gross receivable | Changes in accounting policy required by IFRSs 16, cumulative effect at date of initial application
Property and equipment
Property, plant and equipment at beginning of period	2,603
Property, plant and equipment at end of period		2,603
Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(15,631)	(16,688)
Depreciation	16,212	13,860
Disposals	10,298	14,917
Property, plant and equipment at end of period	(21,545)	(15,631)
Rental equipment
Property and equipment
Property, plant and equipment at beginning of period	10,257	11,948
Property, plant and equipment at end of period	14,727	10,257
Rental equipment | Equipment loans
Property and equipment
Transfers from inventory	14,988
Equipment loans obtained to acquire rental equipment	10,049	7,080
Payment made in cash to acquire rental equipment	4,939
Rental equipment | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	22,568	26,717
Transfers from inventory	14,988	7,676
Acquisitions	2,740	2,332
Disposals	(9,150)	(14,157)
Property, plant and equipment at end of period	31,146	22,568
Rental equipment | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(12,311)	(14,769)
Depreciation	13,213	11,429
Disposals	9,105	13,887
Property, plant and equipment at end of period	(16,419)	(12,311)
Computer equipment
Property and equipment
Property, plant and equipment at beginning of period	65	133
Property, plant and equipment at end of period	51	65
Computer equipment | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	171	504
Additions	17	5
Disposals	(33)	(338)
Property, plant and equipment at end of period	155	171
Computer equipment | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(106)	(371)
Depreciation	31	74
Disposals	33	339
Property, plant and equipment at end of period	(104)	(106)
Office furniture and fixtures
Property and equipment
Property, plant and equipment at beginning of period	104	173
Property, plant and equipment at end of period	48	104
Office furniture and fixtures | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	333	433
Additions	2
Acquisitions	3	1
Disposals	(11)	(101)
Property, plant and equipment at end of period	327	333
Office furniture and fixtures | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(229)	(260)
Depreciation	61	71
Disposals	11	102
Property, plant and equipment at end of period	(279)	(229)
Leasehold improvements
Property and equipment
Property, plant and equipment at beginning of period	1,055	912
Property, plant and equipment at end of period	1,067	1,055
Leasehold improvements | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	1,364	1,169
Additions	88	83
Acquisitions	54	184
Disposals	(8)	(72)
Property, plant and equipment at end of period	1,498	1,364
Leasehold improvements | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(309)	(257)
Depreciation	131	124
Disposals	9	72
Property, plant and equipment at end of period	(431)	(309)
Right of use assets, Vehicles
Property and equipment
Property, plant and equipment at beginning of period	1,690	1,557
Property, plant and equipment at end of period	2,540	1,690
Right of use assets, Vehicles | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	2,872	2,588
Additions	1,385	795
Acquisitions	302	159
Disposals	(384)	(670)
Property, plant and equipment at end of period	4,175	2,872
Right of use assets, Vehicles | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(1,182)	(1,031)
Depreciation	789	664
Disposals	336	513
Property, plant and equipment at end of period	(1,635)	(1,182)
Right of use assets, Real estate
Property and equipment
Property, plant and equipment at beginning of period	3,496
Property, plant and equipment at end of period	5,073	3,496
Right of use assets, Real estate | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	4,990
Additions	2,560	1,300
Acquisitions	1,526	1,092
Disposals	(1,326)	(5)
Property, plant and equipment at end of period	7,750	4,990
Right of use assets, Real estate | Gross receivable | Changes in accounting policy required by IFRSs 16, cumulative effect at date of initial application
Property and equipment
Property, plant and equipment at beginning of period	2,603
Property, plant and equipment at end of period		2,603
Right of use assets, Real estate | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(1,494)
Depreciation	1,987	1,498
Disposals	804	4
Property, plant and equipment at end of period	$ (2,677)	$ (1,494)